Selected Statement of Operations Data (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling and marketing expenses:
Selling and marketing expenses	$ 1,268	$ 1,250	$ 1,105
Selling and marketing expense [Member]
Selling and marketing expenses:
Payroll and related expenses	978	953	911
Depreciation and amortization	6	5	5
Travel and conventions	67	58	71
Other	$ 217	$ 234	$ 118